Discontinued Operations - Summary of Discontinued Operations (Statements of Cash Flows from Discontinued Operations) (Details) - Discontinued Operations	12 Months Ended
Jun. 30, 2020 AUD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Inflows from operating activities	$ 470,767
Outflows from investing activities	(7,704)
Outflows from financing activities	(100,489)
Net cash flow	$ 362,574